Schedule of Investments (unaudited) October 31, 2023	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 7.7%
Alphabet Inc., Class A(a)	9,504	$1,179,256
Alphabet Inc., Class C, NVS(a)	5,341	669,227
Meta Platforms Inc, Class A(a)	3,020	909,836
Netflix Inc.(a)	232	95,512
Trade Desk Inc. (The), Class A(a)	382	27,107

		2,880,938

Consumer Discretionary — 21.2%
Airbnb Inc., Class A(a)(b)	3,987	471,622
Amazon.com Inc.(a)	13,191	1,755,590
Booking Holdings Inc.(a)	194	541,175
DR Horton Inc.	5,248	547,891
eBay Inc.	2,181	85,561
Expedia Group Inc.(a)	190	18,105
Home Depot Inc. (The)	5,879	1,673,692
Lennar Corp., Class A	255	27,203
Lowe’s Companies Inc.	806	153,599
Marriott International Inc., Class A	1,645	310,181
MercadoLibre Inc.(a)	148	183,630
Nike Inc., Class B	2,486	255,486
Ross Stores Inc.	1,539	178,478
Starbucks Corp.	1,150	106,076
Tesla Inc.(a)	4,459	895,546
TJX Companies Inc. (The)	8,165	719,092

		7,922,927

Consumer Staples — 0.1%
Costco Wholesale Corp.	97	53,587

Energy — 8.4%
Baker Hughes Co., Class A	2,729	93,932
Chevron Corp.	5,116	745,555
ConocoPhillips	6,237	740,956
Coterra Energy Inc.	269	7,397
Devon Energy Corp.	422	19,653
EOG Resources Inc.	1,735	219,044
Exxon Mobil Corp.	8,439	893,268
Kinder Morgan Inc.	5,544	89,813
ONEOK Inc.	1,727	112,600
Pioneer Natural Resources Co.	859	205,301

		3,127,519

Financials — 14.6%
Bank of America Corp.	29,004	763,965
Berkshire Hathaway Inc., Class B(a)	2,122	724,302
Blackstone Inc., NVS	1,583	146,190
Block Inc.(a)	863	34,736
Citigroup Inc.	2,238	88,379
Goldman Sachs Group Inc. (The)	342	103,835
JPMorgan Chase & Co.	7,598	1,056,578
Mastercard Inc., Class A	2,756	1,037,221
PayPal Holdings Inc.(a)	583	30,199
S&P Global Inc.	108	37,726
T Rowe Price Group Inc.	1,518	137,379
Visa Inc., Class A	5,402	1,270,010
Willis Towers Watson PLC	187	44,111

		5,474,631

Health Care — 0.0%
Abiomed Inc., CVR(c)	53	144

Industrials — 9.8%
Automatic Data Processing Inc.	1,501	327,548
Carrier Global Corp.	247	11,772

Security	Shares	Value

Industrials (continued)
Caterpillar Inc.	2,925	$661,196
Deere & Co.	86	31,421
Eaton Corp. PLC	511	106,242
Honeywell International Inc.	194	35,552
Illinois Tool Works Inc.	2,532	567,472
Johnson Controls International PLC	2,345	114,952
Parker-Hannifin Corp.	255	94,072
Paychex Inc.	1,188	131,927
Trane Technologies PLC	404	76,885
Uber Technologies Inc.(a)	723	31,291
Union Pacific Corp.	186	38,616
United Parcel Service Inc., Class B	9,050	1,278,313
United Rentals Inc.	425	172,665

		3,679,924

Information Technology — 35.6%
Accenture PLC, Class A	1,818	540,110
Adobe Inc.(a)	1,519	808,199
Advanced Micro Devices Inc.(a)	2,159	212,662
Apple Inc.	19,509	3,331,552
Applied Materials Inc.	2,146	284,023
Autodesk Inc.(a)	1,798	355,339
Broadcom Inc.	1,073	902,790
Cadence Design Systems Inc.(a)	266	63,800
Cisco Systems Inc.	8,687	452,853
Intuit Inc.	1,263	625,122
Microsoft Corp.	9,162	3,097,764
Nvidia Corp.	3,105	1,266,219
Oracle Corp.	750	77,550
Palantir Technologies Inc., Class A(a)	1,951	28,875
Qualcomm Inc.	199	21,689
Salesforce Inc.(a)	2,122	426,161
ServiceNow Inc.(a)	879	511,446
Snowflake Inc., Class A(a)	166	24,092
Texas Instruments Inc.	1,543	219,121
Workday Inc., Class A(a)	333	70,499

		13,319,866

Materials — 1.8%
Freeport-McMoRan Inc.	4,037	136,370
Linde PLC	237	90,572
Martin Marietta Materials Inc.	461	188,521
Nucor Corp.	1,696	250,652

		666,115

Real Estate — 0.7%
Prologis Inc.	2,455	247,341

Total Long-Term Investments — 99.9% (Cost: $36,111,965)		37,372,992

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	108,211	108,254

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	60,000	$60,000

Total Short-Term Securities — 0.4% (Cost: $168,244)		168,254

Total Investments — 100.3% (Cost: $36,280,209)		37,541,246

Liabilities in Excess of Other Assets — (0.3)%		(122,902)

Net Assets — 100.0%		$37,418,344

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,799	$94,404	(a)	$—	$40	$11	$108,254	108,211	$58	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	10,000	(a)	—	—	—	60,000	60,000	774		—

					$40	$11	$168,254		$832		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$37,372,848	$—	$144	$37,372,992
Short-Term Securities
Money Market Funds	168,254	—	—	168,254

	$37,541,102	$—	$144	$37,541,246

Portfolio Abbreviation

NVS	Non-Voting Shares

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